Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock par value	$ 0.0001
Common stock authorized	350,000,000
Common stock issued	50,000,000
Common stock outstanding	50,000,000